CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents
	December 31,
	2023	2022
	US Dollars in thousands
US Dollar	14,673	11,415
New Israeli Shekel	9,777	1,498
Euro	3,044	11,182
British pound sterling	2,026	3,909
Australian Dollar	1,078	1,650
Other currencies	7,788	4,226
	38,386	33,880